Long-Term Debt and Other Financial Liabilities, Huarong Hellasship Sale and Leaseback (Details) - Huarong Hellasship Sale and Leaseback [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 29, 2025 USD ($)
Sale and Leaseback Transaction [Abstract]
Face amount		$ 24,675
Term of charter contract	81 months
Number of payment installments | Installment	27
Frequency of periodic payment	quarterly
Installment payment	$ 670
Purchase obligation	$ 6,585
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Margin on variable rate	2.00%